The Olstein All Cap Value Fund
Schedule of Investments
March 31, 2025 (Unaudited)

COMMON STOCKS - 97.0%	Shares	Value
Advertising Agencies - 1.6%
Omnicom Group, Inc. (a)	99,000	$8,208,090

Aerospace & Defense - 4.1%
General Dynamics Corporation	33,000	8,995,140
L3Harris Technologies, Inc.	36,500	7,639,815
RTX Corporation	32,392	4,290,644
		20,925,599

Air Delivery & Freight Services - 3.1%
FedEx Corporation	31,000	7,557,180
United Parcel Service, Inc. - Class B	75,000	8,249,250
		15,806,430

Airlines - 2.8%
Delta Air Lines, Inc.	176,000	7,673,600
Southwest Airlines Company (a)	192,000	6,447,360
		14,120,960

Auto Manufacturers - 1.3%
General Motors Company	144,000	6,772,320

Automobile Components - 1.6%
Aptiv PLC (b)	137,000	8,151,500

Beverages - 0.6%
PepsiCo, Inc.	21,000	3,148,740

Capital Markets - 2.2%
Goldman Sachs Group, Inc.	8,000	4,370,320
Nasdaq, Inc.	92,000	6,979,120
		11,349,440

Chemicals - 4.7%
Corteva, Inc.	148,000	9,313,640
Eastman Chemical Company	71,000	6,255,810
International Flavors & Fragrances, Inc.	105,000	8,149,050
		23,718,500

Commercial Banks - 4.9%
Citizens Financial Group, Inc.	152,300	6,239,731
Fifth Third Bancorp	141,000	5,527,200
U.S. Bancorp	168,000	7,092,960
Wells Fargo & Company	85,716	6,153,552
		25,013,443

Commercial Services - 0.6%
S&P Global, Inc.	5,400	2,743,740

Commercial Services & Supplies - 2.2%
ABM Industries, Inc.	158,000	7,482,880
Korn Ferry	55,700	3,778,131
		11,261,011

Communications Equipment - 1.3%
Cisco Systems, Inc.	106,000	6,541,260

Computers - 1.0%
Apple, Inc.	23,000	5,108,990

Consumer Finance - 1.2%
Equifax, Inc.	15,000	3,653,400
Visa, Inc. - Class A	7,000	2,453,220
		6,106,620

Consumer Staples Distribution & Retail - 1.6%
Target Corporation	75,000	7,827,000

Distributors - 1.9%
LKQ Corporation (a)	223,000	9,486,420

Diversified Financial Services - 1.7%
Berkshire Hathaway, Inc. - Class B (b)	8,750	4,660,075
Invesco Ltd.	262,120	3,976,360
		8,636,435

E-Commerce - 0.5%
eBay, Inc. (a)	40,000	2,709,200

Electronic Equipment, Instruments & Components - 1.5%
Vontier Corporation	234,000	7,686,900

Electronics - 1.7%
Sensata Technologies Holding PLC	351,000	8,518,770

Energy Equipment & Services - 2.1%
Schlumberger Ltd.	252,000	10,533,600

Financial Services - 0.8%
Fiserv, Inc. (b)	19,000	4,195,770

Food & Drug Retailers - 1.5%
CVS Health Corporation	110,000	7,452,500

Food Products - 1.1%
Sysco Corporation (a)	75,000	5,628,000

Health Care Equipment & Supplies - 8.4%
Baxter International, Inc.	311,000	10,645,530
Becton, Dickinson and Company	43,000	9,849,580
Hologic, Inc. (b)	115,000	7,103,550
Medtronic PLC	84,000	7,548,240
Zimmer Biomet Holdings, Inc.	67,000	7,583,060
		42,729,960

Health Care Providers & Services - 4.3%
Henry Schein, Inc. (b)	99,343	6,804,002
Quest Diagnostics Inc.	46,000	7,783,200
UnitedHealth Group, Inc.	14,000	7,332,500
		21,919,702

Hotels, Restaurants & Leisure - 0.5%
Denny's Corporation (b)	670,000	2,458,900

Household Durables - 1.3%
Mohawk Industries, Inc. (b)	55,582	6,346,353

Household Products - 2.6%
Kimberly-Clark Corporation	47,000	6,684,340
Reynolds Consumer Products, Inc.	271,000	6,466,060
		13,150,400

Industrial Conglomerates - 0.8%
Honeywell International, Inc.	19,500	4,129,125

Industrial Equipment Wholesale - 1.1%
WESCO International, Inc.	34,000	5,280,200

Insurance - 3.3%
Chubb Ltd.	9,000	2,717,910
Travelers Companies, Inc.	30,000	7,933,800
Willis Towers Watson PLC	17,500	5,914,125
		16,565,835

Interactive Media & Services - 0.5%
Meta Platforms, Inc. - Class A	4,000	2,305,440

Internet Software & Services - 1.0%
Alphabet, Inc. - Class C	31,500	4,921,245

IT Services - 2.8%
Fidelity National Information Services, Inc.	117,000	8,737,560
SS&C Technologies Holdings, Inc.	63,281	5,285,862
		14,023,422

Machinery - 6.0%
Cummins, Inc.	12,000	3,761,280
Deere & Company	10,500	4,928,175
Dover Corporation	26,518	4,658,682
Fortive Corporation	79,500	5,817,810
Middleby Corporation (b)	31,000	4,711,380
Stanley Black & Decker, Inc. (a)	84,000	6,457,920
		30,335,247

Media - 3.9%
Comcast Corporation - Class A	167,000	6,162,300
Walt Disney Company	139,500	13,768,650
		19,930,950

Pharmaceuticals - 3.6%
Avantor, Inc. (b)	495,276	8,028,424
Johnson & Johnson	61,000	10,116,240
		18,144,664

Real Estate Management & Development - 2.0%
CBRE Group, Inc. - Class A (b)	45,000	5,885,100
Jones Lang LaSalle, Inc. (b)	17,350	4,301,239
		10,186,339

Restaurants - 1.2%
Dine Brands Global, Inc. (a)	266,000	6,189,820

Semiconductors & Semiconductor Equipment - 3.3%
Kulicke and Soffa Industries, Inc.	193,000	6,365,140
ON Semiconductor Corporation (b)	154,000	6,266,260
Texas Instruments, Inc.	23,000	4,133,100
		16,764,500

Software - 0.7%
Microsoft Corporation	10,000	3,753,900

Telecommunications - 1.0%
Corning, Inc.	107,000	4,898,460

Textiles, Apparel & Luxury Goods - 1.1%
NIKE, Inc. - Class B	91,000	5,776,680
TOTAL COMMON STOCKS (Cost $448,852,570)		491,462,380

SHORT-TERM INVESTMENTS - 10.0%	SSSSS Shares	Value
Investments Purchased with Proceeds from Securities Lending - 7.4%
Mount Vernon Liquid Assets Portfolio, LLC, 4.46% (c)	37,293,589	37,293,589

Money Market Funds - 2.6%
First American Government Obligations Fund - Class X, 4.27% (c)	13,156,586	13,156,586
TOTAL SHORT-TERM INVESTMENTS (Cost $50,450,175)		50,450,175

TOTAL INVESTMENTS - 107.0% (Cost $499,302,745)		541,912,555
Money Market Deposit Account - 0.1% (d)		692,452
Liabilities in Excess of Other Assets - (7.1)%		(36,035,308)
TOTAL NET ASSETS - 100.0%		$506,569,699
two		–%
Percentages are stated as a percent of net assets.		–%

PLC - Public Limited Company

(a)	All or a portion of this security is on loan as of March 31, 2025. The total market value of these securities was $36,884,584 which represented 7.3% of net assets.
(b)	Non-income producing security.
(c)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025.
(d)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of March 31, 2025 was 4.11%.

Summary of Fair Value Disclosure as of March 31, 2025 (Unaudited)

The Olstein All Cap Value Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2025:

Investments:	Uncategorized	Level 1	Level 2	Level 3	Total
Common Stocks	$ -	$ 491,462,380	$ -	$ -	$ 491,462,380
Short-Term Investment	-	13,156,586	-	-	13,156,586
Investments Purchased with Proceeds from Securities Lending (a)	37,293,589	-	-	-	37,293,589
Total Investments	$ 37,293,589	$ 504,618,966	$ -	$ -	$ 541,912,555

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $37,293,589 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.